Allowance for Loan Losses	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Allowance for Loan Losses

6. ALLOWANCE FOR LOAN LOSSES

Changes in the allowance for loan losses for the years ended December 31, 2016, 2015 and 2014 were as follows:

Allowance for Loan Losses and Recorded Investment in Financing Receivables

	For the Year Ended December 31, 2016
	Commercial and Industrial	Commercial Real Estate	Land & Development	Home Equity(1)	Residential Real Estate	Other(2)	Total
Allowance for loan losses:
Beginning balance	$2,761	$8,142	$1,058	$2,816	$3,029	$202	$18,008
Charge-offs	(256)	(425)	—	(454)	(1,025)	(265)	(2,425)
Recoveries	252	170	714	351	37	118	1,642
Net charge-offs	(4)	(255)	714	(103)	(988)	(147)	(783)
Provision for loan losses	(604)	(337)	(1,168)	(364)	607	182	(1,682)
Ending balance	$2,153	$7,550	$604	$2,349	$2,648	$237	$15,541
Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—
Ending balance: collectively evaluated for impairment	$2,153	$7,550	$604	$2,349	$2,648	$237	$15,541
Financing Receivables:
Ending balance	$235,946	$974,010	$67,165	$119,481	$210,874	$2,442	$1,609,918
Ending balance: individually evaluated for impairment	$—	$860	$—	$72	$2,084	$85	$3,101
Ending balance: collectively evaluated for impairment	$235,946	$973,150	$67,165	$119,409	$208,790	$2,357	$1,606,817

(1)	Amount includes both home equity lines of credit and term loans
(2)	Includes the unallocated portion of the allowance for loan losses.

6. ALLOWANCE FOR LOAN LOSSES (Continued)

	For the Year Ended December 31, 2015
	Commercial and Industrial	Commercial Real Estate	Land & Development	Home Equity(1)	Residential Real Estate	Other(2)	Total
Allowance for loan losses:
Beginning balance	$5,134	$9,615	$958	$3,256	$3,515	$768	$23,246
Charge-offs	(375)	(836)	—	(2,735)	(2,810)	(757)	(7,513)
Recoveries	3,417	440	351	366	819	162	5,555
Net charge-offs	3,042	(396)	351	(2,369)	(1,991)	(595)	(1,958)
Provision for loan losses	(5,416)	(1,077)	(251)	1,929	1,505	30	(3,280)
Ending balance	$2,761	$8,142	$1,058	$2,816	$3,029	$202	$18,008
Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—
Ending balance: collectively evaluated for impairment	$2,761	$8,142	$1,058	$2,816	$3,029	$202	$18,008
Financing Receivables:
Ending balance	$230,681	$853,892	$68,070	$142,784	$249,975	$3,107	$1,548,509
Ending balance: individually evaluated for impairment	$227	$731	$—	$88	$1,970	$101	$3,117
Ending balance: collectively evaluated for impairment	$230,454	$853,161	$68,070	$142,696	$248,005	$3,006	$1,545,392

(1)	Amount includes both home equity lines of credit and term loans
(2)	Includes the unallocated portion of the allowance for loan losses.

	For the Year Ended December 31, 2014
	Commercial and Industrial	Commercial Real Estate	Land & Development	Home Equity(1)	Residential Real Estate	Other(2)	Total
Allowance for loan losses:
Beginning balance	$12,061	$14,518	$1,249	$3,441	$2,898	$1,370	$35,537
Charge-offs	(10,563)	(9,205)	(289)	(4,568)	(3,124)	(3,331)	(31,080)
Recoveries	1,235	1,343	467	401	198	342	3,986
Net charge-offs	(9,328)	(7,862)	178	(4,167)	(2,926)	(2,989)	(27,094)
Provision for loan losses	2,401	2,959	(469)	3,982	3,543	2,387	14,803
Ending balance	$5,134	$9,615	$958	$3,256	$3,515	$768	$23,246
Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—
Ending balance: collectively evaluated for impairment	$5,134	$9,615	$958	$3,256	$3,513	$768	$23,246
Financing Receivables:
Ending balance	$242,494	$740,282	$70,156	$174,165	$276,993	$6,054	$1,510,144
Ending balance: individually evaluated for impairment	$149	$3,297	$138	$1,751	$4,759	$135	$10,229
Ending balance: collectively evaluated for impairment	$242,345	$736,985	$70,018	$172,414	$272,234	$5,919	$1,499,915

(1)	Amount includes both home equity lines of credit and term loans
(2)	Includes the unallocated portion of the allowance for loan losses.

6. ALLOWANCE FOR LOAN LOSSES (Continued)

Risk Characteristics

Commercial and Industrial Loans. Many of the Company’s commercial and industrial loans have a real estate component as part of the collateral securing the loan. Commercial and industrial loans are primarily secured by assets of the business, such as accounts receivable and inventory. Due to the nature of the collateral securing these loans, the liquidation of these assets may be problematic and costly.

Commercial Real Estate Loans. Commercial real estate owner occupied loans rely on the cash flow from the successful operation of the borrower’s business to make repayment. If the operating company experiences difficulties in terms of sales volume and/or profitability, the borrower’s ability to repay the loan may be impaired. Commercial real estate non-owner occupied loans rely on the payment of rent by third party tenants. The borrower’s ability to repay the loan or sell the property may be impacted by loss of tenants, lower lease rates needed to attract new tenants or the inability to sell a completed project in a timely fashion and at a profit. Commercial real estate owner occupied and non-owner occupied loans are secured by the underlying properties. The local economy and real estate market affect the appraised value of these properties which may impact the ultimate repayment of these loans.

Land and Development Loans. Land and development loans are primarily repaid by the sale of the developed properties or by conversion to a permanent term loan. These loans are dependent upon the completion of the project on time and within budget, which may be impacted by general economic conditions. The Company requires cash collateral in an interest reserve in order to extend credit on construction projects to mitigate the credit risk.

6. ALLOWANCE FOR LOAN LOSSES (Continued)

Home Equity Loans. This segment consists of both home equity lines of credit and home equity term loans on single family residences. These loans rely on the personal income of the borrower for repayment which may be impacted by economic conditions, such as unemployment levels, interest rates and the housing market. These loans are primarily secured by second liens on properties, which serve as the secondary source of repayment. The secondary source of repayment may be impaired by the real estate market and local regulations. The Company no longer originates home equity lines of credit or home equity term loans.

Residential Real Estate Loans. Included in this segment are residential mortgages on single family residences. These loans rely on the personal income of the borrower for repayment which may be impacted by economic conditions, such as unemployment levels, interest rates and the housing market. These loans are primarily secured by a lien on the underlying property, which serves as the secondary source of repayment. The secondary source of repayment may be impaired by the real estate market and local regulations. The Company no longer originates residential real estate loans on single family residences.

Other Loans. Other loans consist of personal credit lines, mobile home loans and consumer installment loans. These loans rely on the borrowers’ personal income for repayment and are either unsecured or secured by personal use assets and mobile homes. These loans may be impacted by economic conditions such as unemployment levels. The liquidation of the assets securing these loans may be difficult and costly.

The allowance for loan losses was $15.5 million, $18.0 million and $23.2 million at December 31, 2016, 2015 and 2014, respectively. The ratio of allowance for loan losses to loans held-for-investment was 0.97%, 1.16% and 1.54% at December 31, 2016, 2015 and 2014, respectively.

The provision for loan losses charged to expense is based upon historical loan loss experience, a series of qualitative factors, and an evaluation of estimated losses in the current commercial loan portfolio, including the evaluation of impaired loans under FASB ASC 310. Values assigned to the qualitative factors and those developed from historic loss experience provide a dynamic basis for the calculation of reserve factors for both pass-rated loans (general pooled allowance) and those criticized and classified loans that continue to perform.

A loan is considered to be impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. An insignificant delay or insignificant shortfall in amount of payments does not necessarily result in a loan being identified as impaired. For this purpose, delays less than 90 days are considered to be insignificant. Impairment losses are included in the provision for loan losses in the consolidated statements of operations. Impaired loans include accruing and non-accruing TDR loans. Loans not individually reviewed are evaluated as a group using reserve factor percentages based on historical loss and recovery experience and qualitative factors. Such loans generally include consumer loans, residential real estate loans, and small business loans. In determining the appropriate level of the general pooled allowance, management makes estimates based on internal risk ratings, which take into account such factors as debt service coverage, loan-to-value ratios, management’s abilities and external factors.

6. ALLOWANCE FOR LOAN LOSSES (Continued)

The following tables present the Company’s components of impaired loans, segregated by class of loans at December 31, 2016, 2015 and 2014. Commercial and consumer loans that were collectively evaluated for impairment are not included in the data that follows:

Impaired Loans As of December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
CRE owner occupied	$343	$514	$—	$377	$—	$—
CRE non owner occupied	517	520	—	523	—	—
Consumer:
Residential real estate	2,084	2,422	—	2,193	—	—
Home Equity Term Loans	72	86	—	74	—	—
Other	85	89	—	85	—	—
With an allowance recorded:
Commercial:
Commercial and industrial	—	—	—	—	—	—
CRE owner occupied	—	—	—	—	—	—
Consumer:
Other	—	—	—	—	—	—
Total commercial	$860	$1,034	$—	$900	$—	$—
Total consumer	$2,241	$2,597	$—	$2,352	$—	$—

6. ALLOWANCE FOR LOAN LOSSES (Continued)

Impaired Loans As of December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial and industrial	$227	$721	$—	$231	$0	$—
CRE owner occupied	683	2,066	—	702	—	—
Consumer:
Residential real estate	1,970	2,100	—	1,999	—	—
Home Equity Term Loans	88	96	—	91	—	—
Other	101	101	—	101	—	—
With an allowance recorded:
Commercial:
Commercial and industrial	—	—	—	—	—	—
CRE owner occupied	—	—	—	—	—	—
Consumer:
Other	—	—	—	—	—	—
Total commercial	$910	$2,787	$—	$933	$0	$0
Total consumer	$2,159	$2,297	$—	$2,191	$—	$—

6. ALLOWANCE FOR LOAN LOSSES (Continued)

Impaired Loans As of December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial and industrial	$147	$149	$—	$161	$19	$—
Commercial and industrial, held-for-sale	28	50	—	52	—	—
CRE owner occupied	3,297	4,499	—	3,875	—	—
CRE owner occupied, held-for-sale	32	74	—	136	—	—
CRE non-owner occupied, held-for-sale	229	352	—	53	—	—
Land and development	140	223	—	181	—	—
Consumer:
Residential real estate	4,852	5,587	—	4,513	—	97
Residential real estate, held-for-sale	3,478	4,984	—	1,365	—	—
Home Equity Lines of Credit	405	456	—	420	—	—
Home Equity Lines of Credit, held-for-sale	619	903	—	1,282	—	—
Home Equity Term Loans	1,347	1,863	—	1,385	—	—
Home Equity Term Loans, held-for-sale	3,266	4,743	—	3,735	—	—
Other	150	348	—	138	—	—
With an allowance recorded:
Commercial:
Commercial and industrial	—	—	—	—	—	—
CRE owner occupied	—	—	—	—	—	—
Consumer:
Other	—	—	—	—	—	—
Total commercial	$3,873	$5,348	$—	$4,458	$19	$97
Total consumer	$14,118	$18,884	$—	$12,836	$—	$—

In accordance with FASB ASC 310, those impaired loans for which the collateral is sufficient to support the outstanding principal do not result in a specific allowance for loan losses. Included in impaired loans at December 31, 2016 were fourteen TDRs totaling $3.8 million for which the collateral is sufficient to support the outstanding principal, four of which were in accruing status. In addition, there were no TDRs at December 31, 2016 that included a commitment to lend additional funds at December 31, 2016.

There were eight TDR agreements entered into during the twelve months ended December 31, 2016.  There were eight TDR agreements entered into during the twelve months ended December 31, 2015. There were no TDR agreements entered into during the twelve months ended December 31, 2014.  The following table presents an analysis of the Company’s TDR agreements entered into during the twelve months ended December 31, 2016 and 2015:

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2016
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial	2	$2,468	$2,468
CRE owner occupied	1	22	22
Residential real estate	5	906	913

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2015
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial	1	$11	$11
CRE owner occupied	2	205	205
Residential real estate	5	739	670

6. ALLOWANCE FOR LOAN LOSSES (Continued)

The following tables present information regarding the types of concessions granted on loans that were restructured during the twelve months ended December 31, 2016 and 2015:

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2016
	Number of Contracts	Concession Granted
Commercial and industrial	2	Rate reduction and principal repayment terms.
CRE owner occupied	1	Principal repayment terms.
Residential real estate	2	Principal repayment terms.
Residential real estate	1	Forgiveness of debt
Residential real estate	2	Rate reduction and principal repayment terms.
Troubled Debt Restructurings for the Twelve Months Ended December 31, 2015
	Number of Contracts	Concession Granted
Commercial and industrial	1	Modified principal repayment terms.
CRE owner occupied	2	Modified principal repayment terms.
Residential real estate	5	Rate reduction, modified principal repayment terms and debt forgiveness.

During the twelve months ended December 31, 2016, 2015 and 2014, the Company did not have any TDR agreements that had subsequently defaulted that were entered into within the respective preceding twelve months. There were four TDRs in accrual status as of December 31, 2016.

The following tables present the Company’s distribution of risk ratings loan portfolio, segregated by class, as of December 31, 2016, 2015 and 2014:

Credit Quality Indicators As of December 31, 2016
	Commercial				Consumer
	Commercial and industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other	Total
Grade:
Pass	$233,907	$229,635	$742,146	$67,165	$110,377	$9,032	$208,460	$2,357	$1,603,079
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	2,039	1,713	516	—	—	72	2,414	85	6,839
Doubtful	—	—	—	—	—	—	—	—	-
Total	$235,946	$231,348	$742,662	$67,165	$110,377	$9,104	$210,874	$2,442	$1,609,918

Credit Quality Indicators As of December 31, 2015
	Commercial				Consumer
	Commercial and industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other	Total
Grade:
Pass	$227,220	$223,695	$625,700	$68,070	$130,401	$12,294	$247,002	$3,007	$1,537,389
Special Mention	2,926	2,273	—	—	—	—	—	—	5,199
Substandard	535	2,223	—	—	—	89	2,973	101	5,921
Doubtful	—	—	—	—	—	—	—	—	—
Total	$230,681	$228,191	$625,700	$68,070	$130,401	$12,383	$249,975	$3,108	$1,548,509

6. ALLOWANCE FOR LOAN LOSSES (Continued)

Credit Quality Indicators As of December 31, 2014
	Commercial				Consumer
	Commercial and industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other	Total
Grade:
Pass	$235,985	$267,018	$451,921	$70,018	$155,084	$16,819	$272,044	$5,902	$1,474,791
Special Mention	6,304	6,669	—	—	—	—	—	—	12,973
Substandard	205	4,964	9,710	138	1,842	420	4,949	152	22,380
Doubtful	—	—	—	—	—	—	—	—	—
Total	$242,494	$278,651	$461,631	$70,156	$156,926	$17,239	$276,993	$6,054	$1,510,144

The Company’s primary tool for assessing risk when evaluating a credit in terms of its underwriting, structure, documentation and eventual collectability is a risk rating system in which the loan is assigned a numeric value. Behind each numeric category is a defined set of characteristics reflective of the particular level of risk.

The risk rating system is based on a fourteen point grade using a two-digit scale. The upper seven grades are for “pass” categories, the middle grade is for the “criticized” category, while the lower six grades represent “classified” categories which are equivalent to the guidelines utilized by the OCC.

The portfolio manager is responsible for assigning, maintaining, and documenting accurate risk ratings for all commercial loans and commercial real estate loans. The portfolio manager assigns a risk rating at the inception of the loan and adjusts the rating based on the performance of the loan. As part of the loan review process, a regional credit officer will review risk ratings for accuracy. The portfolio manager’s risk rating will also be reviewed periodically by the loan review department and the Bank’s regulators.

To calculate risk ratings in a consistent fashion, the Company uses a Risk Rating Methodology that assesses quantitative and qualitative components which include elements of the Company’s financial condition, abilities of management, position in the market, collateral and guarantor support and the impact of changing conditions. When combined with professional judgment, an overall risk rating is assigned.

6. ALLOWANCE FOR LOAN LOSSES (Continued)

The following tables present the Company’s analysis of past due loans, segregated by class of loans, as of December 31, 2016, 2015 and 2014:

	Aging of Receivables
	As of December 31, 2016
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial and industrial	$—	$—	$—	$—	$235,946	$235,946	$—
CRE owner occupied	—	—	269	269	231,079	231,348	—
CRE non-owner occupied	331	—	185	516	742,146	742,662	—
Land and development	—	—	—	—	67,165	67,165	—
Consumer:
Home equity lines of credit	367	—	—	367	110,010	110,377	—
Home equity term loans	121	—	—	121	8,983	9,104	—
Residential real estate	4,020	851	744	5,615	205,259	210,874	—
Other	59	7	85	151	2,291	2,442	—
Total	$4,898	$858	$1,283	$7,039	$1,602,879	$1,609,918	$—
	Aging of Receivables
	As of December 31, 2015
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial and industrial	$1	$1	$228	$230	$230,451	$230,681	$—
CRE owner occupied	736	35	622	1,393	226,798	228,191	—
CRE non-owner occupied	—	—	—	—	625,700	625,700	—
Land and development	—	—	—	—	68,070	68,070	—
Consumer:
Home equity lines of credit	136	31	—	167	130,234	130,401	—
Home equity term loans	14	—	—	14	12,369	12,383	—
Residential real estate	3,504	1,623	911	6,038	243,937	249,975	—
Other	15	3	101	119	2,989	3,108	—
Total	$4,406	$1,693	$1,862	$7,961	$1,540,548	$1,548,509	$—
	Aging of Receivables
	As of December 31, 2014
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial and industrial	$4,212	$105	$151	$4,468	$238,026	$242,494	$—
CRE owner occupied	1,685	23	1,321	3,029	275,622	278,651	—
CRE non-owner occupied	2,786	166	—	2,952	458,679	461,631	—
Land and development	—	—	140	140	70,016	70,156	—
Consumer:
Home equity lines of credit	2,001	903	796	3,700	153,226	156,926	—
Home equity term loans	254	188	147	589	16,650	17,239	—
Residential real estate	4,183	670	3,719	8,572	268,421	276,993	—
Other	45	12	136	193	5,861	6,054	—
Total	$15,166	$2,069	$6,411	$23,643	$1,486,501	$1,510,144	$—